Stockholders' Equity (Deficit) (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 24, 2025 USD ($)	Mar. 17, 2024	Oct. 28, 2024 $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 23, 2023 USD ($) $ / shares shares
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized				500,000,000		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.01		$ 0.01	$ 0.01
Common Stock, Shares, Issued				17,795,540		15,093,055	9,762,258
Stock Issued During Period, Shares, Issued for Services				375,000
Employee Benefits and Share-Based Compensation (in Dollars) | $				$ 51,563		$ 252,150
Preferred Stock, Shares Authorized				100,000,000		100,000,000
Dividends, Preferred Stock (in Dollars) | $				$ 26,314	$ 12,702	$ 69,311	$ 1,033,729
Common Stock, Shares, Outstanding				17,795,540		15,093,055	9,762,258
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture						12,500	300,000
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount (in Dollars) | $						$ 0
Share-Based Payment Arrangement, Expense, after Tax (in Dollars) | $						1,225,000	$ 94,000
Gain (Loss) on Extinguishment of Debt (in Dollars) | $	$ 303,638					$ 0	$ 515,964
Conversion of Stock, Shares Issued							2,007,425
Dividends, Preferred Stock, Stock (in Dollars) | $				$ 25,736	12,314
Preferred Stock, Shares Outstanding Warrants						3,211	632,441
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued							30,802
Series F Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued							1,889,835
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued							86,788
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						3,794,755
Member of Advisory Board [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture							75,000
Share-Based Payment Arrangement, Expense, after Tax (in Dollars) | $							$ 212,513
Director [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture							250,000
Share-Based Payment Arrangement, Expense, after Tax (in Dollars) | $							$ 228,000
Nonrelated Party [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of common stock for the settlement of outstanding payables							237,349
Dividends, Preferred Stock (in Dollars) | $				26,314	12,314	$ 68,923	$ 893,828
Debt Conversion, Converted Instrument, Shares Issued							154,107
Gain (Loss) on Extinguishment of Debt (in Dollars) | $							$ 485,212
Gain Loss On Settlement (in Dollars) | $							$ 1,040,863
Related Party [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of common stock for the settlement of outstanding payables							79,298
Dividends, Preferred Stock (in Dollars) | $				$ 0	388	$ 388	$ 139,901
Obligation Exchange Agreement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Number of Creditors						2
Debt Conversion, Converted Instrument, Amount (in Dollars) | $						$ 75,000
Gain (Loss) on Extinguishment of Debt (in Dollars) | $						$ 562,793
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of common stock for the settlement of outstanding payables				99,337
Stock Issued During Period, Shares, Restricted Stock Award, Gross				2,228,148
Preferred Stock, Shares Authorized				400,000		42,103
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Shares Issued				42,103		42,103	19,703
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares				$ 25		$ 25
Preferred Stock, Shares Outstanding				42,103		42,103	19,703
Preferred Stock Percentage				10.00%
Preferred Stock, Dividend Payment Terms				The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.		The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.
Preferred Stock, Voting Rights				Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.		Each one share of the Series X Preferred Stock is entitled to 400 votes on all matters submitted to a vote of our shareholders.
Dividends, Preferred Stock (in Dollars) | $				$ 26,314	$ 12,314	$ 68,923
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars) | $				$ 26,314		$ 26,314
Common Stock Dividends, Shares						161,042	141,122
Shares Issued, Price Per Share (in Dollars per share) | $ / shares							$ 0.80
Conversion of Stock, Shares Issued						2,400
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares							$ 4
Conversion of Stock, Shares Converted							11,724
Dividends, Preferred Stock, Stock (in Dollars) | $						$ 42,609	$ 104,454
Stock Issued During Period, Value, Issued for Services (in Dollars) | $						$ 60,000
Series X Preferred Stock [Member] | Institutional investor and Consultant [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of common stock for the settlement of outstanding payables						20,000
Stock Issued During Period, Value, Issued for Services (in Dollars) | $						$ 500,000
Series X Preferred Stock [Member] | Officers And Directors [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services							7,200
Stock Issued During Period, Value, Issued for Services (in Dollars) | $							$ 180,000
Series X Preferred Stock [Member] | Director [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars) | $							60,000
Series X Preferred Stock [Member] | Accrued Dividends [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars) | $							0
Dividends, Preferred Stock, Stock (in Dollars) | $							$ 71,240
Series X Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars) | $						$ 0
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares of common stock for the settlement of outstanding payables			34,658	7,539
Preferred Stock, Shares Authorized			3,000,000	3,000,000		3,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares			$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares			$ 25
Preferred Stock, Shares Outstanding						533,340
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized				10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.01		$ 0.01	$ 0.01
Preferred Stock, Dividend Rate, Percentage				6.00%		6.00%
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in Dollars per share) | $ / shares				$ 1.05		$ 1.05
Common Stock, Convertible, Conversion Price, Increase (in Dollars per share) | $ / shares				$ 0.25
Preferred Stock, Shares Issued				0		0	25,000
Preferred Stock, Shares Outstanding				0		0	25,000
Dividends, Preferred Stock (in Dollars) | $							$ 14,172
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars) | $						$ 0	$ 5,049
Common Stock Dividends, Shares						388
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares						$ 0.25	$ 4
Conversion of Stock, Shares Converted							100,000
Dividends, Preferred Stock, Stock (in Dollars) | $							$ 18,175
Series D Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Outstanding						25,000
Series E Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized				10,000		10,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.01
Preferred Stock, Shares Issued				10,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares				$ 1,000
Preferred Stock, Shares Outstanding				0
Series F Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized				140,000		140,000		140,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.01		$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Dividend Rate, Percentage		54.90%		12.00%
Preferred Stock, Shares Issued				0		0	0
Preferred Stock, Shares Outstanding				0		0	0
Preferred Stock, Value, Outstanding (in Dollars) | $				$ 1,000				$ 1,000
Dividends, Preferred Stock (in Dollars) | $							$ 941,713
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars) | $							$ 0
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares							$ 4
Conversion of Stock, Shares Converted							8,333
Dividends, Preferred Stock, Stock (in Dollars) | $							$ 899,607
Accrued Compensation (in Dollars) | $							$ 87,884
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture							750,000
Common Stock [Member] | Member of Advisory Board [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture							525,000